787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 26, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Science and Technology Trust II
Investment Company Act File No. 811-23428

Ladies and Gentlemen:

On behalf of BlackRock Science and Technology Trust II (the “Trust”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), we hereby file via EDGAR transmission the Trust’s initial Registration Statement on Form N-2. We are also concurrently filing Form N-8A under the 1940 Act.

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8955.

Very truly yours,

/s/ Bissie K. Bonner
Bissie K. Bonner

Enclosures

cc:	Janey Ahn, Esq., BlackRock Advisors, LLC

Kiersten Zaza, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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